Liabilities Related to Sale of Future Royalties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Liabilities Related to Sale of Future Royalties
10. Liabilities Related to Sale of Future Royalties
HCR Agreement
In 2016, we and Verastem Inc., or Verastem, entered into an amended and restated license agreement, or the Verastem Agreement, under which we granted to Verastem an exclusive worldwide license in oncology indications for the research, development, commercialization, and manufacture of duvelisib, or Copiktra
®
, an oral, dual inhibitor of PI3K delta and gamma, and products containing duvelisib, which we refer to as Licensed Products. In September 2020, Verastem completed a disposition of its rights, title, and interest in and to duvelisib to Secura Bio, Inc., or Secura Bio, whereby Secura Bio assumed all liabilities and obligations under the Verastem Agreement. We now refer to the Verastem Agreement as the Secura Bio Agreement.
Secura Bio is obligated to pay us royalties on worldwide net sales of Licensed Products ranging from the mid-single
digits to the high-single digits, a portion of which we are obligated to share with Takeda Pharmaceuticals Company Limited, or Takeda, as described in Note 12.
In March 2019, we entered into a royalty purchase agreement, or the HCR Agreement, with HealthCare Royalty Partners III, L.P., or HCR, providing for the acquisition by HCR of our interest in certain royalty payments based on worldwide annual net sales of Licensed Products under the Secura Bio Agreement for gross proceeds of $30.0 million, which is non-refundable.
After sharing with Takeda in accordance with the Takeda Agreement, as defined in Note 12, we retained $22.5 million in gross proceeds, or approximately $20.9 million in net proceeds. Under the HCR Agreement, HCR obtained the right to receive the royalty payments up to agreed upon thresholds of royalties, the amount of which depends on when the aggregate royalties received by HCR reach specified thresholds. If the specified threshold has been met through royalty payments from Secura Bio or if we elect to make a payment to meet the threshold amount, the HCR Agreement will automatically terminate and all rights to the royalty stream under the HCR Agreement will revert back to us. If the specified threshold has not been achieved by June 30, 2025, the HCR Agreement will continue through the term of the Secura Bio Agreement.
We recognized the receipt of the $30.0 million payment from HCR as a liability, net of debt discount and issuance costs of approximately $2.4 million. As the basis for our determination, we considered, in accordance with the relevant accounting guidance, the potential for the royalty stream to revert back to us if specified royalty thresholds have been met and our right to terminate the HCR Agreement by making a payment to achieve the threshold. We are not obligated to repay any of the proceeds received under the HCR Agreement. In order to determine the amortization of the liability, we are required to estimate the total amount of future net royalty payments to be made to HCR over the term of the HCR Agreement. The total threshold of net royalties to be paid, less the net proceeds received, will be recorded as interest expense over the life of the liability. We impute interest on the unamortized portion of the liability using the effective interest method. Interest and debt discount amortization expense is reflected as non-cash
interest expense in the condensed consolidated statements of operations and comprehensive loss. Over the course of the HCR Agreement, the actual interest rate will be affected by the amount and timing of royalty revenue recognized and changes in forecasted royalty revenue. On a quarterly basis, we reassess the effective interest rate and adjust the rate prospectively as needed.
The following table shows the activity within the liability account for the three months ended March 31, 2023:

March 31, 2023
(in thousands)
Liability related to sale of future royalties, net - beginning balance	$26,818
Non-cash royalty revenue	(387)
Non-cash interest expense recognized	38

Liability related to sale of future royalties, net - ending balance	26,469
Less: current portion	(1,307)

Liability related to sale of future royalties, net, less current portion	$25,162

As royalties are due to HCR by Secura Bio, the balance of the recognized liability will be effectively repaid over the life of the HCR Agreement. There are a number of factors that could materially affect the amount and timing of royalty payments from Secura Bio, none of which are within our control.
BVF Agreement
On January 8, 2020, or the BVF Closing Date, we entered into a funding agreement, or the BVF Funding Agreement, with BVF Partners, L.P., or BVF, and Royalty Security, LLC, a wholly-owned subsidiary of BVF, or the Buyer. BVF was subsequently replaced as a party to the BVF Funding Agreement with Royalty Security Holdings, LLC. The BVF Funding Agreement provides for the acquisition by the Buyer of our interest in all royalty payments based on worldwide annual net sales of a clinical-stage product candidate
IPI-926,
or patidegib, part of the hedgehog inhibitor program we licensed to PellePharm Inc., or PellePharm, in 2013, or the BVF Licensed Product, excluding relevant Trailing Mundipharma Royalties, as defined in Note 12, which is related to patidegib. We refer to all BVF Licensed Product royalties owed to us less Trailing Mundipharma Royalties as the Royalty or Royalties. In January 2023, PellePharm announced that
Sol-Gel
Technologies, Ltd., or
Sol-Gel,
acquired all rights and obligations under the license agreement. We now refer to the license agreement with PellePharm as the
Sol-Gel
Agreement. Such Royalties are owed to us pursuant to the
Sol-Gel
Agreement, as further described in Note 12.
Pursuant to the BVF Funding Agreement, we received a
non-refundable
payment of $20.0 million, or the Upfront Purchase Price, less certain transaction expenses. We transferred to the Buyer (i) the Royalty, (ii) the
Sol-Gel
Agreement (subject to our rights to milestone payments and rights to equity in
Sol-Gel
under the
Sol-Gel
Agreement), and (iii) certain patent rights established in the BVF Funding Agreement, with (i), (ii), and (iii) together referred to as Transferred Assets. We preserved our rights under the
Sol-Gel
Agreement to receive potential regulatory, commercial, and success-based milestone payments. We had the option to terminate the BVF Funding Agreement by purchasing 100% of the outstanding equity interests of the Buyer under specified terms for a specified amount under the BVF Funding Agreement through January 8, 2023. In addition, the BVF Funding Agreement may be terminated by mutual written agreement between us and the Buyer.

We recognized the proceeds received under the BVF Funding Agreement as a liability that will be amortized using the effective interest method over the life of the arrangement. We recorded the receipt of the $20.0 million Upfront Purchase Price as a liability, net of debt issuance costs of approximately $0.4 million and warrant liability of $0.3 million. We are not obligated to repay any of the proceeds received under the BVF Funding Agreement. In order to determine the amortization of the liability, we are required to estimate the total amount of potential future net royalty payments to be made by
Sol-Gel
to the Buyer over the term of the BVF Funding Agreement. The total estimated net royalties to be paid, less the net proceeds received, will be recorded as interest expense over the life of the liability. Interest and debt discount amortization expense is reflected as non-cash
interest expense for the three months ended March 31, 2023 and 2022 in our condensed consolidated statements of operations and comprehensive loss. Over the course of the BVF Funding Agreement, the actual interest rate will be affected by the amount and timing of royalty revenue recognized, if any, and changes in forecasted royalty revenue. There are a number of factors that could materially affect the amount and timing of royalty payments from
Sol-Gel,
none of which are within our control. On a quarterly basis, we will reassess the effective interest rate and adjust the rate prospectively as needed.
The following table shows the activity within the liability account for the three months ended March 31, 2023:

March 31, 2023
(in thousands)
Liability related to sale of future royalties, net - beginning balance	$21,613
Non-cash interest expense recognized	7

Liability related to sale of future royalties, net - ending balance	$21,620

For so long as we have not exercised an option to repurchase the Buyer’s equity interest under the BVF Funding Agreement, (a) if, during the 36-month period
following the BVF Closing Date, we issue a specified number of shares of our common stock, which we refer to as the Warrant Threshold, and (b) any shares in excess of the Warrant Threshold are issued for consideration to us of less than $3.75 per share (as adjusted for any stock splits, reverse stock splits or other similar recapitalization events), or the Threshold Price, then we were obligated to issue to BVF warrants to purchase a number of shares of our common stock. Such warrants would equal 50% of the number of qualifying shares at an exercise price equal to 1.5 times the price per share of such qualifying shares issued. The requirement to issue warrants to BVF did not apply to certain issuances of our common stock. Our obligation to issue warrants to BVF under these terms expired on January 8, 2023 without any warrants being issued to BVF.
We determined that the commitment to issue warrants represented a freestanding financial instrument and accounted for it as a liability as of the BVF Closing Date. The fair value of the warrant liability was estimated using the Monte Carlo simulation model. We have re-measured
the warrant liability at each reporting date. Changes in fair value of the warrant liability, including the gain recognized on the expiration of the warrant liability are included in investment and other income in our condensed consolidated statements of operations and comprehensive loss. See Note 7 for further discussions of the fair value of the warrants.

9. Liabilities Related to Sale of Future Royalties
HCR Agreement
In 2016, we and Verastem Inc., or Verastem, entered into an amended and restated license agreement, or the Verastem Agreement, under which we granted to Verastem an exclusive worldwide license in oncology indications for the research, development, commercialization, and manufacture of duvelisib, or Copiktra
®
, an oral, dual inhibitor of PI3K delta and gamma, and products containing duvelisib, which we refer to as Licensed Products. In September 2020, Verastem completed a disposition of its rights, title, and interest in and to duvelisib to Secura Bio, Inc., or Secura Bio, whereby Secura Bio assumed all liabilities and obligations under the Verastem Agreement. We now refer to the Verastem Agreement as the Secura Bio Agreement.
Secura Bio is obligated to pay us royalties on worldwide net sales of Licensed Products ranging from the mid-single
digits to the high-single digits, a portion of which we are obligated to share with Takeda Pharmaceuticals Company Limited, or Takeda, as described in Note 11.
In March 2019, we entered into a royalty purchase agreement, or the HCR Agreement, with HealthCare Royalty Partners III, L.P., or HCR, providing for the acquisition by HCR of our interest in certain royalty payments based on worldwide annual net sales of Licensed Products under the Secura Bio Agreement for gross proceeds of $30.0 million, which is non-refundable.
After sharing with Takeda in accordance with the Takeda Amendment, as defined in Note 11, we retained $22.5 million in gross proceeds, or approximately $20.9 million in net proceeds. Under the HCR Agreement, HCR obtained the right to receive the royalty payments up to agreed upon thresholds of royalties, the amount of which depends on when the aggregate royalties received by HCR reach specified thresholds. If the specified threshold has been met through royalty payments from Secura Bio or if we elect to make a payment to meet the threshold amount, the HCR Agreement will automatically terminate and all rights to the royalty stream under the HCR Agreement will revert back to us. If the specified threshold has not been achieved by June 30, 2025, the HCR Agreement will continue through the term of the Secura Bio Agreement.
We recognized the receipt of the $30.0 million payment from HCR as a liability, net of debt discount and issuance costs of approximately $2.4 million. As the basis for our determination, we considered, in accordance with the relevant accounting guidance, the potential for the royalty stream to revert back to us if specified royalty thresholds have been met and our right to terminate the HCR Agreement by making a payment to achieve the threshold. We are not obligated to repay any of the proceeds received under the HCR Agreement. In order to determine the amortization of the liability, we are required to estimate the total amount of future net royalty payments to be made to HCR over the term of the HCR Agreement. The total threshold of net royalties to be paid, less the net proceeds received, will be recorded as interest expense over the life of the liability. We impute interest on the unamortized portion of the liability using the effective interest method. Interest and debt discount amortization expense is reflected as non-cash
interest expense in the Consolidated Statements of Operations and Comprehensive Loss. Over the course of the HCR Agreement, the actual interest rate will be affected by the amount and timing of royalty revenue recognized and changes in forecasted royalty revenue. On a quarterly basis, we reassess the effective interest rate and adjust the rate prospectively as needed.
The following table shows the activity within the liability account for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in thousands)
Liability related to sale of future royalties - beginning balance	$28,038	$28,869
Non-cash royalty revenue	(1,373)	(984)
Non-cash interest expense recognized	153	153

Liability related to sale of future royalties, net - ending balance	$26,818	$28,038
Less: current portion	(1,218)	(897)

Liability related to sale of future royalties, net, less current portion	$25,600	$27,141

As royalties are due to HCR by Secura Bio, the balance of the recognized liability will be effectively repaid over the life of the HCR Agreement. There are a number of factors that could materially affect the amount and timing of royalty payments from Secura Bio, none of which are within our control.
BVF Agreement
On January 8, 2020, or the BVF Closing Date, we entered into a funding agreement, or the BVF Funding Agreement, with BVF Partners, L.P., or BVF, and Royalty Security, LLC, a wholly-owned subsidiary of BVF, or the Buyer. BVF was subsequently replaced as a party to the BVF Funding Agreement with Royalty Security Holdings, LLC. The BVF Funding Agreement provides for the acquisition by the Buyer of our interest in all royalty payments based on worldwide annual net sales of a clinical-stage product candidate
IPI-926,
or patidegib, part of the hedgehog inhibitor program we licensed to PellePharm Inc., or PellePharm, in 2013, or the BVF Licensed Product, excluding relevant Trailing Mundipharma Royalties, as defined in Note 11, which is related to patidegib. We refer to all BVF Licensed Product royalties owed to us less Trailing Mundipharma Royalties as the Royalty or Royalties. In January 2023, PellePharm announced that
Sol-Gel
Technologies, Ltd., or
Sol-Gel,
acquired all rights and obligations under the license agreement. We now refer to the license agreement with PellePharm as the
Sol-Gel
Agreement. Such Royalties are owed to us pursuant to the
Sol-Gel
Agreement, as further described in Note 11.
Pursuant to the BVF Funding Agreement, we received a
non-refundable
payment of $20.0 million, or the Upfront Purchase Price, less certain transaction expenses. We transferred to the Buyer (i) the Royalty, (ii) the
Sol-Gel
Agreement (subject to our rights to milestone payments and rights to equity in
Sol-Gel
under the
Sol-Gel
Agreement), and (iii) certain patent rights established in the BVF Funding Agreement, with (i), (ii), and (iii) together referred to as Transferred Assets. We preserved our rights under the
Sol-Gel
Agreement to receive potential regulatory, commercial, and success-based milestone payments. We have the option to terminate the BVF Funding Agreement by purchasing 100% of the outstanding equity interests of the Buyer under specified terms for a specified amount under the BVF Funding Agreement through January 8, 2023. In addition, the BVF Funding Agreement may be terminated by mutual written agreement between us and the Buyer.
We recognized the proceeds received under the BVF Funding Agreement as a liability that will be amortized using the effective interest method over the life of the arrangement. We recorded the receipt of the $20.0 million Upfront Purchase Price as a liability, net of debt issuance costs of approximately $0.4 million and warrant liability of $0.3 million. We are not obligated to repay any of the proceeds received under the BVF Funding Agreement. In order to determine the amortization of the liability, we are required to estimate the total amount of potential future net royalty payments to be made by
Sol-Gel
to the Buyer over the term of the BVF Funding Agreement. The total estimated net royalties to be paid, less the net proceeds received, will be recorded as interest expense over the life of the liability. Interest and debt discount amortization expense is reflected as non-cash
interest expense for the years ended December 31, 2022 and 2021 in our consolidated statements of operations and comprehensive loss. Over the course of the BVF Funding Agreement, the actual interest rate will be affected by the amount and timing of royalty revenue recognized, if any, and changes in forecasted royalty revenue. There are a number of factors that could materially affect the amount and timing of royalty payments from
Sol-Gel,
none of which are within our control. On a quarterly basis, we will reassess the effective interest rate and adjust the rate prospectively as needed.
The following table shows the activity within the liability account for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
	(in thousands)
Liability related to sale of future royalties - beginning balance	$21,586	$21,559
Non-cash interest expense recognized	27	27

Liability related to sale of future royalties, net - ending balance	$21,613	$21,586

For so long as we have not exercised an option to repurchase the Buyer’s equity interest under the BVF Funding Agreement, (a) if, during the 36-month period
following the BVF Closing Date, we issue a specified number of shares of our common stock, which we refer to as the Warrant Threshold, and (b) any shares in excess of the Warrant Threshold are issued for consideration to us of less than $3.75 per share (as adjusted for any stock splits, reverse stock splits or other similar recapitalization events), or the Threshold Price, then we are obligated to issue to BVF warrants to purchase a number of shares of our common stock. Such warrants would equal 50% of the number of qualifying shares at an exercise price equal to 1.5 times the price per share of such qualifying shares issued. The requirement to issue warrants to BVF does not apply to certain issuances of our common stock. As of December 31, 2022, the Warrant Threshold has been met and any future qualifying shares of our common stock issued below the Price Threshold will result in warrants to purchase our common stock to be issued to BVF. No warrants have been issued to BVF as of December 31, 2022. Our obligation to issue warrants to BVF under these terms expired on January 8, 2023 without any warrants being issued to BVF.
We determined that the commitment to issue warrants represents a freestanding financial instrument and accounted for it as a liability as of the BVF Closing Date. The fair value of the warrant liability was estimated using the Monte Carlo simulation model. The fair value of the warrant liability as of December 31, 2022 has been included in accrued expenses and other current liabilities on our consolidated balance sheet. The fair value of the warrant liability as of December 31, 2021 has been included in other liabilities on our consolidated balance sheet. Changes in fair value of the warrant liability are included in investment and other income (expense) in our consolidated statements of operations and comprehensive loss. See Note 5 for further discussions of the fair value of the warrants.